SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Translation adjustments included in accumulated other comprehensive loss	$ 0.3		$ 1.4
Translation rate applied to balance sheet amounts	6.7851		6.9931
Average translation rates applied to statement of operations accounts	6.8624	7.2526